Schedule of Investments (unaudited) December 31, 2019	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.6%

Biotechnology — 17.6%
ACADIA Pharmaceuticals, Inc.(a)(b)	179,100	$7,661,898
Acceleron Pharma, Inc.(a)(b)	646,200	34,261,524
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $17,141,679)(a)(c)(d)	297,971,595	37,574,218
Agios Pharmaceuticals, Inc.(a)(b)	301,800	14,410,950
Alexion Pharmaceuticals, Inc.(a)	145,720	15,759,618
Allakos, Inc.(a)(b)	497,772	47,467,538
Allogene Therapeutics, Inc.(a)(b)	739,710	19,217,666
Alnylam Pharmaceuticals, Inc.(a)	531,400	61,201,338
Amgen, Inc.	1,029,912	248,280,886
Apellis Pharmaceuticals, Inc.(a)	394,304	12,073,588
Arena Pharmaceuticals, Inc.(a)(b)	511,918	23,251,316
Atreca, Inc., Class A(a)(b)	339,123	5,246,233
Biogen, Inc.(a)	255,200	75,725,496
BioMarin Pharmaceutical, Inc.(a)	974,100	82,360,155
Blueprint Medicines Corp.(a)(b)	166,500	13,338,315
ChemoCentryx, Inc.(a)	129,100	5,105,905
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	627,000	3,423,420
Eidos Therapeutics, Inc.(a)	147,496	8,464,795
Frequency Therapeutics, Inc.(a)(b)	112,366	1,969,776
Galapagos NV — ADR(a)(b)	107,500	22,234,225
Genfit — ADR(a)(b)	136,352	2,713,405
Genmab A/S(a)	221,300	49,217,911
Genmab A/S — ADR(a)(b)	677,932	15,138,222
Gilead Sciences, Inc.	1,298,456	84,373,671
Halozyme Therapeutics, Inc.(a)(b)	477,600	8,467,848
Immunovant, Inc.(a)	520,300	8,246,755
Incyte Corp.(a)	450,300	39,320,196
Mirati Therapeutics, Inc.(a)	173,550	22,363,653
Molecular Templates, Inc.(a)(b)	372,094	5,203,735
Neurocrine Biosciences, Inc.(a)	628,600	67,568,214
NextCure, Inc.(a)(b)	185,400	10,443,582
Principia Biopharma, Inc.(a)	75,768	4,150,571
Ra Pharmaceuticals, Inc.(a)	848,022	39,797,672
Sarepta Therapeutics, Inc.(a)(b)	147,125	18,985,010
Seattle Genetics, Inc.(a)	941,918	107,623,551
Syndax Pharmaceuticals, Inc.(a)(b)	288,521	2,533,214
Vertex Pharmaceuticals, Inc.(a)(b)	702,770	153,871,491

		1,379,047,561

Health Care Equipment & Supplies — 29.5%
Abbott Laboratories	4,258,200	369,867,252
ABIOMED, Inc.(a)(b)	180,500	30,791,495
Alcon, Inc.(a)(b)	1,955,700	110,633,949
Baxter International, Inc.	1,920,300	160,575,486
Becton Dickinson and Co.	304,822	82,902,439
Boston Scientific Corp.(a)	3,163,752	143,064,865
ConvaTec Group PLC(e)	19,404,400	51,067,521
Edwards Lifesciences Corp.(a)	888,100	207,184,849
Envista Holdings Corp.(a)(b)	633,693	18,782,661
Intuitive Surgical, Inc.(a)	313,200	185,148,180
Masimo Corp.(a)	515,800	81,527,348
Medtronic PLC	2,396,423	271,874,189
Nevro Corp.(a)	244,500	28,738,530
ResMed, Inc.	457,900	70,960,763
SI-BONE, Inc.(a)(b)	76,637	1,647,695
Silk Road Medical, Inc.(a)(b)	161,994	6,541,318
Stryker Corp.	1,034,100	217,098,954
Teleflex, Inc.(b)	322,800	121,514,832
Varian Medical Systems, Inc.(a)(b)	695,200	98,725,352
Zimmer Biomet Holdings, Inc.	400,800	59,991,744

		2,318,639,422

Health Care Providers & Services — 20.8%
Amedisys, Inc.(a)(b)	298,700	49,859,004
Anthem, Inc.	679,300	205,168,979
Arcutis Biotherapeutics, Inc., Series C (Acquired 10/08/19, cost $7,475,129)(a)(c)(d)	1,285,535	7,475,129
Centene Corp.(a)(b)	1,283,300	80,681,071

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	893,000	$182,609,570
Encompass Health Corp.	621,800	43,072,086
Guardant Health, Inc.(a)(b)	91,002	7,110,896
HCA Healthcare, Inc.	676,048	99,926,655
Humana, Inc.	529,900	194,218,948
LHC Group, Inc.(a)(b)	302,100	41,617,296
Quest Diagnostics, Inc.	212,300	22,671,517
UnitedHealth Group, Inc.	2,386,053	701,451,861

		1,635,863,012

Health Care Technology — 1.0%
Cerner Corp.	377,900	27,734,081
Teladoc Health, Inc.(a)(b)	637,400	53,363,128

		81,097,209

Life Sciences Tools & Services — 7.7%
10X Genomics, Inc., Class A(a)(b)	83,186	6,342,932
Agilent Technologies, Inc.	476,900	40,684,339
Avantor, Inc.(a)(b)	2,381,180	43,218,417
Illumina, Inc.(a)(b)	241,600	80,148,384
IQVIA Holdings, Inc.(a)	431,200	66,624,712
QIAGEN NV(a)	446,400	15,088,320
Thermo Fisher Scientific, Inc.(b)	882,600	286,730,262
WuXi AppTec Co. Ltd., H Shares(e)	2,948,740	36,559,312
Wuxi Biologics Cayman, Inc.(a)(e)	2,266,000	28,699,906

		604,096,584

Pharmaceuticals — 23.0%
AstraZeneca PLC	1,400,227	140,152,358
AstraZeneca PLC — ADR	736,700	36,731,862
Bristol-Myers Squibb Co.	2,747,326	176,350,856
Daiichi Sankyo Co. Ltd.	387,200	25,572,344
Eisai Co. Ltd.	527,500	39,470,715
Eli Lilly & Co.	736,000	96,732,480
GlaxoSmithKline PLC	1,659,900	39,003,000
Hansoh Pharmaceutical Group Co., Ltd.(a)(b)(e)	14,290,000	47,590,567
Hua Medicine(a)(b)(e)	13,366,370	8,593,806
Johnson & Johnson	1,650,300	240,729,261
Merck & Co., Inc.	3,578,411	325,456,480
Merck KGaA	332,860	39,242,288
MyoKardia, Inc.(a)(b)	302,254	22,029,783
Nektar Therapeutics(a)	412,700	8,908,129
Pfizer, Inc.	3,025,837	118,552,294
Reata Pharmaceuticals, Inc., Class A(a)(b)	133,326	27,255,834
Roche Holding AG	181,500	58,988,011
Sanofi	953,900	95,798,184
Sanofi — ADR	914,800	45,922,960
Theravance Biopharma, Inc.(a)	85,900	2,223,951
Tricida, Inc.(a)(b)	226,030	8,530,372
Urovant Sciences Ltd.(a)(b)	123,464	1,914,927
Zoetis, Inc.	1,535,700	203,249,895

		1,809,000,357

Total Common Stocks — 99.6% (Cost: $4,682,188,040)		7,827,744,145

	Beneficial Interest

Other Interests — 0.0%

Biotechnology — 0.0%
Afferent Pharmaceuticals, Inc., Series C(a)(c)	3,420,640	2,326,035

Total Long-Term Investments — 99.6% (Cost: $4,682,188,040)		7,830,070,180

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(f)(h)	39,372,013	$39,372,013
SL Liquidity Series, LLC, Money Market Series, 1.80%(f)(g)(h)	207,270,742	207,312,196

Total Short-Term Securities — 3.1% (Cost: $246,652,800)		246,684,209

Value

Total Investments — 102.7% (Cost: $4,928,840,840)	$8,076,754,389

Liabilities in Excess of Other Assets — (2.7)%	(214,716,151)

Net Assets — 100.0%	$7,862,038,238

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $45,049,347 representing 0.6% of its net assets as of period end, and an original cost of $24,616,808.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	227,834,577	(188,462,564)	39,372,013	$39,372,013	$579,476		$19	$—
SL Liquidity Series, LLC, Money Market Series	159,577,658	47,693,084	207,270,742	207,312,196	639,993	(b)	—	3,221

				$246,684,209	$1,219,469		$19	$3,221

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	79,420,035	USD	11,849,174	Australia and New Zealand Bank Group	1/08/20	$78,914
GBP	55,049,953	USD	70,075,838	Goldman Sachs International	1/08/20	2,860,507
USD	6,801,214	JPY	724,939,355	Australia and New Zealand Bank Group	1/08/20	126,357
USD	6,450,053	JPY	698,741,354	Bank of America N.A.	1/08/20	16,413
USD	7,302,844	JPY	793,141,530	Citibank N.A.	1/08/20	18
USD	9,965,726	JPY	1,077,957,714	UBS AG	1/08/20	40,464

						3,122,673

USD	139,406	DKK	942,013	HSBC Bank PLC	1/08/20	(2,075)
USD	3,408,718	DKK	23,051,666	The Toronto-Dominion Bank	1/08/20	(53,411)
USD	41,932,726	DKK	283,363,667	UBS AG	1/08/20	(625,636)
USD	81,975,652	EUR	74,217,772	HSBC Bank PLC	1/08/20	(1,316,022)
USD	12,423,335	EUR	11,107,685	UBS AG	1/08/20	(42,381)
USD	65,501,627	GBP	53,444,103	NatWest Markets PLC	1/08/20	(5,307,107)
USD	1,968,242	GBP	1,605,850	UBS AG	1/08/20	(159,368)

						(7,506,000)

Net Unrealized Depreciation						$(4,383,327)

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Health Sciences Opportunities Portfolio

Currency Abbreviations

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	U.S. Dollar

Portfolio Abbreviation

ADR	American Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,292,255,432	$49,217,911	$37,574,218	$1,379,047,561
Health Care Equipment & Supplies	2,267,571,901	51,067,521	—	2,318,639,422
Health Care Providers & Services	1,628,387,883	—	7,475,129	1,635,863,012
Health Care Technology	81,097,209	—	—	81,097,209
Life Sciences Tools & Services	538,837,366	65,259,218	—	604,096,584
Pharmaceuticals	1,323,182,890	485,817,467	—	1,809,000,357
Other Interests	—	—	2,326,035	2,326,035
Short-Term Securities	39,372,013	—	—	39,372,013

Subtotal	$7,170,704,694	$651,362,117	$47,375,382	$7,869,442,193

Investments Valued at Net Asset Value (“NAV”)(a)				207,312,196

Total Investments				$8,076,754,389

(a) Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$3,122,673	$—	$3,122,673
Liabilities:
Foreign currency exchange contracts	—	(7,506,000)	—	(7,506,000)

	$—	$(4,383,327)	$—	$(4,383,327)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3